SHARE CAPITAL (Disclosure of detailed information about movement of options outstanding - Deferred share units) (Details) - Deferred share units [Member] - Share	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [Line Items]
Opening balance	315,640	386,240
Granted	145,000	0
Shares issued	(90,600)	(70,600)
Ending balance	370,040	315,640